UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07391

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  October 31, 2005

Date of reporting period:   April 30, 2005


ITEM 1.  REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------


[LOGO] AllianceBernstein (R)
Investment Research and Management


AllianceBernstein Global Strategic Income Trust

Multi-Sector Fixed Income

April 30, 2005

-------------------------------------------------------------------------------
The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.
-------------------------------------------------------------------------------

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 22, 2005

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Global Strategic Income Trust (the "Fund") for the semi-annual reporting period ended April 30, 2005.

Investment Objective and Policies

This open-end fund seeks primarily a high level of current income and secondarily capital appreciation. The Fund invests primarily in a portfolio of fixed-income securities of U.S. and non-U.S. companies and U.S. government and foreign government securities and supranational entities, including non-investment grade securities. The Fund will maintain at least 65% of its total assets in investment grade securities and may maintain not more than 35% of its total assets in lower-rated securities.

Investment Results

The table on page 5 shows the Fund's performance compared to its benchmark, the Lehman Brothers (LB) Global Aggregate Index (U.S. dollar hedged) for the six- and 12-month periods ended April 30, 2005. Also included in the table are returns for the Fund's peer group, as represented by the Lipper Multi-Sector Income Funds Average (the "Lipper Average"). Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees.

For both the six- and 12-month periods ended April 30, 2005, the Fund's Class A shares outperformed both its benchmark and the Lipper Average, an average of similarly managed funds. Contributing positively to the Fund's performance during the semi-annual reporting period was its allocation to emerging market debt, as this debt class outperformed the Fund's broader index during this time frame. In addition, the Fund's country allocation within its emerging debt holdings, particularly a position in Russia, contributed significantly to the outperformance. Also adding to performance was the Fund's government country selection. The Fund's underweight to U.S. Treasuries benefited performance as U.S. government holdings significantly underperformed non-U.S. government holdings. Conversely, the Fund's European government bond allocation contributed positively to performance.

Dampening the Fund's performance was its allocation to high yield corporates which underperformed the Fund's investment-grade only benchmark. Industry selection and security selection within high yield, however, contributed positively to performance. The Fund's overweighting of the bank/finance and property and casualty insurance sectors helped performance, as did an underweighting of the automotive sector.

Market Review and Investment Strategy

During the semi-annual reporting period, the U.S. fixed income markets generally posted meager returns, resulting primarily from mixed economic data and changing investor perceptions throughout the period. U.S. Treasuries returned 0.96% for the reporting period, while U.S. investment-grade corporates returned 0.49% and U.S. high


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 1


yield corporates returned only 0.08%. The Federal Reserve continued to raise interest rates in increments of 25 basis points, taking the benchmark rate from 1.75% to 2.75%.

Unlike the second half of 2004, when the mood in the U.S. market had been uncharacteristically sanguine in the context of rising interest rates, market sentiment soured late in the first quarter of 2005 and bond prices fell, especially in the intermediate part of the curve. U.S. markets were rattled primarily by two concerns: the fear that official rate hikes could become more aggressive and the fallout from General Motors' profit warning and potential ratings downgrade to below investment grade. In April, however, the U.S. fixed income markets reversed course once again and posted strong returns for the month, as the pace of U.S. economic growth appeared to slow. This allowed U.S. fixed income sectors to move back into positive territory, albeit by a relatively small margin. As anticipated, Moody's downgraded General Motors to Baa3 and GMAC to Baa2.

Global securities outpaced the U.S. as generally slower growth outside of the U.S. made it less likely that global central banks would raise interest rates, thus dampening bond performance in those countries. Global Treasuries, excluding the U.S., posted a stronger 3.91% on a hedged basis, according to Lehman Brothers. Global corporate returns also outpaced U.S. corporates with Europe posting a return of 3.84%, Canada 2.87% and the U.K. 2.85%, all hedged into U.S. dollars (USD), according to Lehman Brothers.

The emerging market debt class posted a return of 3.51% for the semi-annual reporting period, as represented by the JP Morgan Emerging Markets Bond Index Global. The positive gains were a result of low international interest rates, ample global liquidity, high commodity export prices and improved fundamentals in the emerging countries. Many emerging debt countries markedly improved their external debt dynamics and pre-funded their debt obligations through 2006. Through February 2005, the emerging market debt class posted nine consecutive months of positive returns. Similar to other fixed-income markets, however, the emerging markets sold off in March prior to recovering in April.

The Fund continued to maintain allocations to its core emerging market countries (Brazil, Colombia, Russia, South Africa and the Ukraine), however individual country weightings were adjusted during the period. The Fund held a significant position in Russia during the period based on strong fiscal performance and prospects of a ratings upgrade to investment grade. Russia was upgraded in January by Standard & Poor's to investment-grade status. The Fund maintained its overweight position in Russia despite political uncertainty and concerns over the pace of much needed structural reforms. Russia's fiscal policies remained sound, however, and its ability to service its debt certain. The Fund also maintained its position in the


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2 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


Ukraine during the period due to strong economic growth and prospects for rating upgrades despite dramatic political change. Industrial production grew rapidly, supported by metal prices, a main Ukrainian export.

Within high yield, the Fund's Global and High Yield Investment Team (the "team") overweighted those industries that, in the team's analysis, had favorable fundamental outlooks and attractive valuations, such as manufacturing and cable. In general, the team preferred the industrial-oriented sectors to the consumer-oriented sectors. Corporations had healthy cash balances to deploy, while the consumer began to feel increased pressure due to high energy prices. The Fund was underweight in industries with uncertain or poor credit trends, such as automotive suppliers and utilities. Within the Fund's investment-grade corporate holdings, the team overweighted the insurance sector, favoring BBB-rated specialty insurance companies. The team also overweighted the banking industry, utilities, home construction, media/cable and wireless telecom. Investment-grade corporate industries underweighted during the period included automotive, aerospace/defense and transportation. Additionally, within the Fund's government allocation, the team continued to underweight U.S. Treasuries and continued to hold a more significant allocation to European government bonds.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancbernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class, Class R, Class K and Class I shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

Neither the unmanaged Lehman Brothers (LB) Global Aggregate Index (USD Hedged) nor the LB U.S. Aggregate Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The LB Global Aggregate Index provides a broad-based measure of the international investment-grade bond market. The index combines the LB U.S. Aggregate Index with dollar-denominated versions of the Pan-European Index and the Japanese, Canadian, Australian and New Zealand components of the Global Treasury Index. For the six- and 12-month periods ended April 30, 2005, the Lipper Multi-Sector Income Funds Average consisted of 111 and 110 funds, respectively. These funds have generally similar investment objectives to AllianceBernstein Global Strategic Income Trust, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

The Fund invests a significant amount of its assets in foreign securities and emerging markets which could result in substantial volatility due to political and economic uncertainty. The Fund can invest a portion of its assets in the securities of a single issuer, a single region, a single foreign country and 35% of its assets in non-investment grade securities which may present greater risk. In an effort to increase yield, the Fund can use leverage which may increase fluctuation caused by changes in interest rates or bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. While the Fund invests principally in bonds and other fixed income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


                                                               Returns
THE FUND VS. ITS BENCHMARK                           --------------------------
PERIODS ENDED APRIL 30, 2005                          6 Months      12 Months
-------------------------------------------------------------------------------
AllianceBernstein Global Strategic Income Trust
   Class A                                              3.01%          7.03%
-------------------------------------------------------------------------------
   Class B                                              2.66%          6.27%
-------------------------------------------------------------------------------
   Class C                                              2.54%          6.28%
-------------------------------------------------------------------------------
   Advisor Class                                        3.18%          7.37%
-------------------------------------------------------------------------------
   Class R**                                           -1.22%*
-------------------------------------------------------------------------------
   Class K**                                           -1.19%*
-------------------------------------------------------------------------------
   Class I**                                           -1.15%*
-------------------------------------------------------------------------------
Lehman Brothers Global Aggregate
   Index (USD Hedged)                                   2.67%          6.15%
-------------------------------------------------------------------------------
Lipper Multi-Sector Income Funds Average                1.83%          7.87%
-------------------------------------------------------------------------------

* Since Inception. The Class R, Class K and Class I share inception date is 3/1/05.

** Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R, Class K and Class I shares is 3/1/05.

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 5


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          7.03%              2.49%
5 Years                         4.93%              4.02%
Since Inception*                7.80%              7.30%
SEC Yield**                     3.17%

Class B Shares
1 Year                          6.27%              2.27%
5 Years                         4.20%              4.20%
Since Inception*                7.29%              7.29%
SEC Yield**                     2.57%

Class C Shares
1 Year                          6.28%              5.28%
5 Years                         4.18%              4.18%
Since Inception*                7.03%              7.03%
SEC Yield**                     2.58%

Advisor Class Shares
1 Year                          7.37%
5 Years                         5.24%
Since Inception*                5.46%
SEC Yield**                     3.61%

Class R Shares +
Since Inception*               -1.22%
SEC Yield**                     3.28%

Class K Shares +
Since Inception*               -1.19%
SEC Yield**                     3.54%

Class I Shares +
Since Inception*               -1.15%
SEC Yield**                     3.81%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            -0.40%
5 Years                                            3.55%
Since Inception*                                   7.31%

Class B Shares
1 Year                                            -0.67%
5 Years                                            3.74%
Since Inception*                                   7.30%

Class C Shares
1 Year                                             2.28%
5 Years                                            3.73%
Since Inception*                                   7.04%


* Inception dates: 1/9/96 for Class A shares; 3/21/96 for Class B and Class C shares; 12/18/97 for Advisor Class shares; 3/1/05 for Class R, Class K and Class I shares.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2005.

+ Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R, Class K and Class I shares is 3/1/05.

See Historical Performance disclosures on page 4.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                      Beginning                          Ending
                   Account Value                     Account Value                   Expenses Paid
                  November 1, 2004                  April 30, 2005                   During Period*
             ---------------------------    ---------------------------      ---------------------------
                Actual      Hypothetical       Actual       Hypothetical**      Actual      Hypothetical
             ------------   ------------    ------------    ------------     ------------   ------------
Class A         $1,000         $1,000         $1,030.12       $1,017.60         $ 7.30         $ 7.25
--------------------------------------------------------------------------------------------------------
Class B         $1,000         $1,000         $1,026.56       $1,014.03         $10.90         $10.84
--------------------------------------------------------------------------------------------------------
Class C         $1,000         $1,000         $1,025.40       $1,014.08         $10.85         $10.79
--------------------------------------------------------------------------------------------------------
Advisor
Class           $1,000         $1,000         $1,031.75       $1,019.04         $ 5.84         $ 5.81
--------------------------------------------------------------------------------------------------------
Class R +       $1,000         $1,000         $  987.76       $1,005.41         $ 2.79         $ 2.82
--------------------------------------------------------------------------------------------------------
Class K +       $1,000         $1,000         $  988.15       $1,005.88         $ 2.32         $ 2.34
--------------------------------------------------------------------------------------------------------
Class I  +      $1,000         $1,000         $  988.49       $1,006.35         $ 1.88         $ 1.90
--------------------------------------------------------------------------------------------------------


* Expenses are equal to the classes' annualized expense ratios of 1.45%, 2.17%, 2.16%, 1.16%, 1.71%, 1.42% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period/365.

**  Assumes 5% return before expenses.

+ The account value and expenses for Class R, Class K and Class I shares are based on the period from March 1, 2005 (commencement of distribution) through April 30, 2005.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 7


                                                              Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
April 30, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $111.4


SECURITY TYPE BREAKDOWN*

     41.4%   Sovereign Debt Obligations
     22.3%   Corporate Debt Obligations
     17.0%   U.S. Government & Government
             Sponsored Agency Obligations            [PIE CHART OMITTED]
     10.0%   Bank Loans
      4.3%   Supranationals

      5.0%   Short-Term


* All data are as of April 30, 2005. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Argentina-0.8%
Government Obligations-0.8%
Republic of Argentina
  3.01%, 8/03/12(a)(b)                        US$         890     $     743,595
  11.75%, 6/15/15                                         125            37,950
  12.00%, 6/19/31                                          27             8,038
  12.25%, 6/19/18                                         239            72,422
  15.50%, 12/19/08(c)                                     165            49,962
                                                                  -------------
Total Argentinian Securities
  (cost $783,944)                                                       911,967
                                                                  -------------
Australia-0.3%
Corporate Debt Obligations-0.3%
Commonwealth Bank of Australia
  4.65%, 6/15/18(d)                                       150           143,329
SPI Electricity & Gas Australia Holdings
  Pty, Ltd.
  6.15%, 11/15/13(d)                                      160           173,423
                                                                  -------------
Total Australian Securities
  (cost $321,646)                                                       316,752
                                                                  -------------
Bermuda-0.2%
Corporate Debt Obligation-0.2%
Central European Media Enterprises, Ltd.
  8.25%, 5/15/12(d)
  (cost $170,518)                             EUR         132           170,518
                                                                  -------------
Brazil-2.5%
Corporate Debt Obligation-0.4%
PF Export Receivables Master Trust
  6.44%, 6/01/15(d)                           US$         414           420,895
                                                                  -------------
Government Obligations-2.1%
Federal Republic of Brazil
  10.50%, 7/14/14(b)                                      105           117,863
  12.00%, 4/15/10(b)                                    1,800         2,135,700
  12.75%, 1/15/20(b)                                       65            83,200
                                                                  -------------
                                                                      2,336,763
                                                                  -------------
Total Brazilian Securities
  (cost $1,889,417)                                                   2,757,658
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 9


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Canada-2.2%
Corporate Debt Obligations-1.0%
Abitibi-Consolidated, Inc.
  6.00%, 6/20/13(b)                           US$       1,275     $   1,045,500
West Fraser Timber Co., Ltd.
  5.20%, 10/15/14(d)                                       56            55,574
                                                                  -------------
                                                                      1,101,074
                                                                  -------------
Government Obligations-1.2%
Government of Canada
  5.00%, 6/01/14(b)                           CAD       1,105           935,439
  5.75%, 6/01/33(b)                                       495           466,019
                                                                  -------------
                                                                      1,401,458
                                                                  -------------
Total Canadian Securities
  (cost $2,728,494)                                                   2,502,532
                                                                  -------------
Cayman Islands-0.3%
Preferred Stock-0.3%
Ace, Ltd. Series C
  7.80%, 5/30/08(b)
  (cost $325,000)                                      13,000           342,940
                                                                  -------------
Colombia-1.0%
Government Obligation-1.0%
Republic of Colombia
  11.75%, 2/25/20(b)
  (cost $924,035)                             US$         950         1,154,250
                                                                  -------------
Denmark-0.3%
Corporate Debt Obligation-0.3%
Danske Bank A/S
  5.88%, 3/26/15(a)(b)
  (cost $242,806)                             EUR         240           354,875
                                                                  -------------
Ecuador-0.2%
Government Obligation-0.2%
Republic of Ecuador
  8.00%, 8/15/30(c)(d)
  (cost $307,685)                             US$         322           260,820
                                                                  -------------
El Salvador-0.2%
Government Obligation-0.2%
Republic of El Salvador
  7.75%, 1/24/23(d)
  (cost $249,130)                                         250           274,375
                                                                  -------------
Finland-4.4%
Government Obligation-4.4%
Republic of Finland
  5.38%, 7/04/13
  (cost $4,823,480)                           EUR       3,270         4,863,082
                                                                  -------------


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
France-9.9%
Corporate Debt Obligations-0.4%
Legrand Holding SA
  10.50%, 2/15/13(b)                          US$         305     $     343,125
Ray Aquisition SCA
  9.38%, 3/16/15(d)                           EUR         103           123,076
                                                                  -------------
                                                                        466,201
                                                                  -------------
Government Obligations-9.5%
Government of France
  4.00%, 10/25/13(b)                                    3,400         4,617,506
  6.50%, 4/25/11 O.A.T.(b)                              2,890         4,452,355
  3.00%, 7/25/09 TIPS(b)                                1,017         1,443,338
                                                                  -------------
                                                                     10,513,199
                                                                  -------------
Total French Securities
  (cost $10,198,775)                                                 10,979,400
                                                                  -------------
Germany-3.1%
Corporate Debt Obligations-0.3%
Kronos International, Inc.
  8.88%, 6/30/09(b)                           EUR         250           342,327
                                                                  -------------
Government Obligation-2.8%
Deutsche Bundesrepublik
  4.00%, 7/04/09(b)                                     2,311         3,139,683
                                                                  -------------
Total German Securities
  (cost $3,334,030)                                                   3,482,010
                                                                  -------------
Greece-0.1%
Corporate Debt Obligation-0.1%
Antenna TV, SA
  7.25%, 2/15/15(d)
  (cost $61,750)                                           48            59,216
                                                                  -------------
Ireland-4.4%
Government Obligation-4.4%
Republic of Ireland
  5.00%, 4/18/13
  (cost $4,924,764)                                     3,390         4,926,186
                                                                  -------------
Italy-0.5%
Corporate Debt Obligation-0.5%
Banca Popolare di Bergamo Capital Trust
  8.36%, 2/15/11(b)
  (cost $307,405)                                         325           513,080
                                                                  -------------
Japan-1.0%
Corporate Debt Obligations-1.0%
Mizuho Financial Group Cayman, Ltd
  5.79%, 4/15/14(d)                           US$         100           103,452
  8.38%, 4/27/09                                          920         1,001,788
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 11


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Total Japanese Securities
  (cost $1,076,275)                                               $   1,105,240
                                                                  -------------
Kazakhstan-1.2%
Corporate Debt Obligation-1.2%
Kazkommerts International BV
  8.50%, 4/16/13(d)
  (cost $1,272,556)                           US$       1,300         1,340,625
                                                                  -------------
Luxembourg-0.5%
Corporate Debt Obligations-0.5%
Arcelor Finance SCA
  4.63%, 11/07/14                             EUR         368           485,728
NOMA Luxembourg SA
  9.75%, 7/15/11(d)                                        94           129,929
                                                                  -------------
Total Luxembourg Securities
  (cost $597,862)                                                       615,657
                                                                  -------------
Mexico-7.1%
Corporate Debt Obligation-0.4%
Innova S. de R.L.
  9.38%, 9/19/13(b)                           US$         405           444,487
                                                                  -------------
Government Obligations-6.7%
Mexican Bonos
  8.00%, 12/07/23(b)                          MXN      10,697           734,014
  9.00%, 12/20/12(b)                                   12,884         1,072,951
United Mexican States
  7.50%, 1/14/12(b)                           US$         250           277,500
  8.00%, 9/24/22(b)                                     3,206         3,718,960
  8.13%, 12/30/19(b)                                      925         1,083,638
  11.38%, 9/15/16(b)                                      406           586,670
                                                                  -------------
                                                                      7,473,733
                                                                  -------------
Total Mexican Securities
  (cost $7,738,916)                                                   7,918,220
                                                                  -------------
Netherlands-1.8%
Common Stock-0.1%
Versatel Telecom International NV(b)(e)                32,931            74,871
                                                                  -------------
Government Obligation-1.7%
Kingdom of the Netherlands
  3.75%, 7/15/14                              EUR       1,453         1,933,931
                                                                  -------------
Total Dutch Securities
  (cost $1,958,460)                                                   2,008,802
                                                                  -------------


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Norway-0.9%
Government Obligation-0.9%
Kingdom of Norway
  5.50%, 5/15/09(b)
  (cost $963,437)                             NOK       5,648     $     978,249
                                                                  -------------
Peru-0.1%
Government Obligation-0.1%
Republic of Peru
  8.38%, 5/03/16(b)
  (cost $113,453)                             US$         113           120,910
                                                                  -------------
Romania-0.5%
Corporate Debt Obligation-0.5%
MobiFon Holdings BV
  12.50%, 7/31/10(b)
  (cost $491,762)                                         500           607,500
                                                                  -------------
Russia-7.3%
Corporate Debt Obligation-0.3%
Aries Vermoegensverwaltungs GmbH
  9.60%, 10/25/14(d)                                      250           317,600
                                                                  -------------
Government Obligations-7.0%
Russian Federation
  5.00%, 3/31/30(c)(d)                                    450           477,675
  5.00%, 3/31/30(c)(d)                                  4,960         5,265,040
Russian Ministry of Finance
  3.00%, 5/14/08(b)                                     2,195         2,041,350
                                                                  -------------
                                                                      7,784,065
                                                                  -------------
Total Russian Securities
  (cost $5,012,824)                                                   8,101,665
                                                                  -------------
South Africa-5.9%
Corporate Debt Obligations-5.9%
Development Bank of Southern Africa
  Zero Coupon, 12/31/27(b)                    ZAR      50,000         1,197,777
European Bank for Reconstruction
  & Development
  Zero Coupon, 12/31/29(b)                             50,000         1,288,331
International Bank for Reconstruction
  & Development
  Zero Coupon, 2/17/26(b)                              50,000         1,643,136
  Zero Coupon, 12/29/28(d)                            250,000         2,399,671
                                                                  -------------
Total South African Securities
  (cost $5,327,711)                                                   6,528,915
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 13


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Spain-2.7%
Government Obligation-2.7%
Kingdom of Spain
  5.40%, 7/30/11
  (cost $3,005,288)                           EUR       2,065     $   3,029,375
                                                                  -------------
Turkey-0.1%
Government Obligations-0.1%
Republic of Turkey
  11.50%, 1/23/12(b)                          US$          28            33,992
  11.88%, 1/15/30(b)                                       21            27,510
                                                                  -------------
Total Turkish Securities
  (cost $65,077)                                                         61,502
                                                                  -------------
Ukraine-0.1%
Government Obligations-0.1%
Government of Ukraine
  6.88%, 3/04/11(d)                                       100           104,250
  11.00%, 3/15/07(d)                                       19            20,068
                                                                  -------------
Total Ukrainian Securities
  (cost $119,550)                                                       124,318
                                                                  -------------
United Kingdom-4.2%
Corporate Debt Obligations-4.1%
Allied Domecq Financial Services Plc.
  6.63%, 4/18/11                              GBP          72           138,771
British Telecommunications Plc.
  8.38%, 12/15/10(b)                          US$          75            87,988
HSBC Capital Funding LP
  4.61%, 6/27/13(d)                                       370           354,443
O2 Plc.
  6.38%, 1/25/07(b)                           EUR         410           561,618
Rexam Plc.
  6.63%, 3/27/07(b)                                       410           564,693
Royal & Sun Alliance Insurance
  Group Plc.
  8.95%, 10/15/29(b)                          US$         205           259,495
Royal Bank of Scotland Group Plc.
  7.65%, 9/30/31(b)                                     1,875         2,325,604
Yorkshire Power Finance
  7.25%, 8/04/28(b)                           GBP         145           318,221
                                                                  -------------
                                                                      4,610,833
                                                                  -------------
Preferred Stock-0.1%
Royal Bank of Scotland Group Plc.
  6.40%, 9/30/09(b)                                     4,700           121,025
                                                                  -------------
Total United Kingdom Securities
  (cost $3,907,576)                                                   4,731,858
                                                                  -------------


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
United States-41.9%
Corporate Debt Obligations-11.3%
AK Steel Corp.
  7.88%, 2/15/09(b)                           US$         250     $     229,375
Alabama Power Capital Trust V
  5.50%, 10/01/42                                          50            51,311
Amerada Hess Corp.
  7.13%, 3/15/33(b)                                       450           506,141
Amkor Technology, Inc.
  7.75%, 5/15/13(b)                                       150           117,562
Broder Brothers Co.
  11.25%, 10/15/10(b)                                     595           633,675
Calpine Corp.
  8.50%, 7/15/10(d)                                       335           232,825
Charter Communication Holdings LLC
  11.75%, 5/15/11(b)(f)                                   585           372,937
Continental Airlines, Inc.
  6.70%, 6/15/21(b)                                        87            82,715
  7.03%, 6/15/11(b)                                       423           347,719
Cox Communications, Inc. Class A
  5.50%, 10/01/15                                         115           114,544
Crum & Forster Holdings Corp.
  10.38%, 6/15/13(b)                                      240           260,400
Dex Media East LLC
  12.13%, 11/15/12(b)                                     134           157,617
Dex Media West LLC Series B
  9.88%, 8/15/13(b)                                       244           270,840
DPL Capital Trust II
  8.13%, 9/01/31                                           98           113,275
Ford Motor Co.
  6.38%, 2/01/29(b)                                        38            28,251
  7.45%, 7/16/31(b)                                       250           205,435
Ford Motor Credit Co.
  4.95%, 1/15/08(b)                                       100            94,101
General Motors Acceptance Corp.
  6.13%, 1/22/08(b)                                       300           289,092
  6.15%, 4/05/07                                          150           147,114
  7.00%, 2/01/12(b)                                       207           180,115
General Motors Corp.
  7.75%, 3/15/36(b)(f)                                    121            30,476
  8.38%, 7/15/33(b)                                       283           215,414
Genworth Financial, Inc.
  1.60%, 6/20/11(b)                           JPY      22,000           213,514
Hawaiian Telecom Communications, Inc.
  9.75%, 5/01/13(d)                           US$         150           149,062
  12.50%, 5/01/15(d)                                      150           148,500
HCA, Inc.
  7.58%, 9/15/25(b)                                        65            65,876


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 15


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
HLI Operating Co., Inc.
  10.50%, 6/15/10(b)                          US$         130     $     120,900
Huntsman International LLC
  10.13%, 7/01/09(b)                                      153           158,738
IBM Corp.
  4.75%, 11/29/12(b)                                      700           704,780
Insight Communications Co., Inc.
  12.25%, 2/15/11(b)(f)                                   350           344,750
Insight Midwest LP/Insight Capital, Inc.
  9.75%, 10/01/09(b)                                      500           522,500
IPALCO Enterprises, Inc.
  8.38%, 11/14/08(b)                                      150           161,250
Iridium LLC/Capital Corp. Series B
  14.00%, 7/15/05(b)(g)                                 2,000           325,000
JP Morgan Chase & Co.
  5.75%, 1/02/13(b)                                       900           951,302
Liberty Mutual Group
  5.75%, 3/15/14(d)                                       138           137,799
National Waterworks, Inc. Series B
  10.50%, 12/01/12(b)                                     200           225,500
Nextel Partners, Inc.
  12.50%, 11/15/09(b)                                     341           373,395
Paxson Communications Corp.
  12.25%, 1/15/09(b)(f)                                   265           246,450
Pliant Corp.
  13.00%, 6/01/10(b)                                      395           296,250
Qwest Services Corp.
  13.50%, 12/15/10(d)                                     150           168,750
Rite Aid Corp.
  11.25%, 7/01/08(b)                                      200           211,000
Riviera Holdings Corp.
  11.00%, 6/15/10(b)                                      240           264,000
Safeway, Inc.
  6.50%, 3/01/11                                           23            24,440
SBC Communications, Inc.
  6.15%, 9/15/34                                          150           155,640
Six Flags, Inc.
  9.75%, 4/15/13(b)                                       250           218,750
Sprint Capital Corp.
  8.38%, 3/15/12(b)                                       119           140,920
Telcordia Technologies, Inc.
  10.00%, 3/15/13(d)                                      140           135,100
Time Warner Entertainment Co. LP
  8.38%, 3/15/23(b)                                       175           220,178
Universal City Development Partners
  11.75%, 4/01/10(b)                                      255           288,788
Valero Energy Corp.
  6.88%, 4/15/12                                          120           131,925
WDAC Subsidiary Corp.
  8.50%, 12/01/14(d)                          EUR          71            80,712


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
William Lyon Homes, Inc.
  10.75%, 4/01/13(b)                          US$         250     $     263,750
Williams Scotsman, Inc.
  9.88%, 6/01/07(b)                                       500           491,250
                                                                  -------------
                                                                     12,621,703
                                                                  -------------
Bank Loans-11.1%
Alderwoods Group, Inc.
  4.54-5.30%, 9/17/09                                     429           435,335
Allegheny Energy Supply Co. LLC
  5.62-5.95%, 2/28/11                                     357           359,630
American Achievement Corp.
  5.23-7.25%, 3/31/11                                     450           456,379
Brenntag Group
  5.88%, 2/28/12                                        1,000         1,012,292
Dex Media West LLC
  4.62-5.05%, 3/09/10                                     824           834,804
Graham Packaging Co. LP
  5.50-5.69%, 9/15/11                                     499           504,806
Keystone Automotive Operations, Inc.
  4.71-5.03%, 10/30/09                                    415           417,639
LandSource Communities Development LLC
  5.50%, 7/31/10                                          500           505,625
MGM Holdings II, Inc.
  5.38%, 3/15/12                                        1,000         1,000,313
MultiPlan, Inc.
  5.85%, 3/31/09                                          403           404,288
Owens-Illinois Group, Inc.
  5.73%, 4/08/08                                          131           133,836
PanAmSat Corp.
  5.31%, 7/01/11                                          496           499,393
PGT Industries, Inc.
  5.93%, 2/28/10                                          462           467,269
Prestige Brands, Inc.
  5.38-7.00%, 4/05/11                                     495           500,981
Rainbow National Services LLC
  5.69%, 3/31/12                                          500           506,250
Regal Cinemas Corp.
  4.84%, 10/19/10                                         480           486,391
Simmons Co.
  5.44-7.25%, 12/19/11                                    970           983,171
Stewart Enterprises
  4.47-4.75%, 11/01/11                                    975           985,713
Venetian Casino Resort LLC
  0.75%, 6/15/11                                           85            85,684
  4.81%, 6/15/11                                          415           416,706
VWR International, Inc.
  5.65%, 4/05/11                                          458           464,150


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 17


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Western Wireless Corp.
  5.87-6.19%, 5/30/11                         US$         439     $     440,998
WMG Acquisitions Corp.
  4.38-4.90%, 3/22/11                                     495           498,465
                                                                  -------------
                                                                     12,400,118
                                                                  -------------
U.S. Government and Government
  Sponsored Agency Obligations-18.9%
Federal National Mortgage Association
  15 YR TBA
  5.50%, 5/01/20                                        3,300         3,376,313
Federal National Mortgage Association
  30 YR TBA
  6.00%, 5/01/34                                        7,500         7,699,215
  6.50%, 5/01/35                                        3,300         3,430,970
U.S. Treasury Bonds
  5.38%, 2/15/31(b)                                     2,362         2,667,768
U.S. Treasury Notes
  2.25%, 2/15/07(b)(h)                                  1,910         1,865,233
  4.00%, 2/15/15(b)                                       524           515,505
  4.25%, 8/15/14(b)                                     1,065         1,069,493
  4.25%, 11/15/14(b)                                      241           241,791
  4.75%, 5/15/14(b)                                       100           104,242
  4.88%, 2/15/12(b)                                        58            60,934
                                                                  -------------
                                                                     21,031,464
                                                                  -------------
Preferred Stocks-0.6%
Ford Motor Co. Capital Trust II
  6.50%, 1/15/32(b)                                     7,885           307,121
Paxson Communications Corp.
  14.25%, 11/15/06(b)                                      37           273,800
XL Capital, Ltd. Class A
  6.50%, 5/15/07(b)                                     2,325            53,359
                                                                  -------------
                                                                        634,280
                                                                  -------------
Total United States Securities
  (cost $47,178,754)                                                 46,687,565
                                                                  -------------
SHORT-TERM INVESTMENT-5.6%
Repurchase Agreement-5.6%
Deutsche Bank
  2.88%, dated 4/29/05,
  due 5/02/05 in the amount
  of $6,201,488 (cost $6,200,000;
  collateralized by $6,330,000
  FHLB, 2.86%, due 5/12/05,
  value $6,325,033)                                     6,200         6,200,000
                                                                  -------------
Total Investments-111.3%
  (cost $116,622,380)                                               124,030,062
Other assets less liabilities-(11.3%)                               (12,638,647)
                                                                  -------------
Net Assets-100%                                                   $ 111,391,415
                                                                  =============


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

FORWARD EXCHANGE CURRENCY CONTRACTS (see Note D)

                                                U.S. $             U.S. $
                             Contract           Value on          Value at         Unrealized
                              Amount         Origination          April 30,       Appreciation/
                               (000)             Date               2005         (Depreciation)
--------------------------------------------------------------------------------------------------
Buy Contracts:

Japanese Yen,
  settling 6/06/05            167,822        $ 1,572,835        $ 1,608,283        $  35,448
Mexican Peso,
  settling 5/02/05             26,570          2,381,559          2,397,299           15,740
South African Rand,
  settling 5/13/05              1,788            285,000            294,115            9,115

Sale Contracts:

British Pound,
  settling 5/13/05                318            610,639            607,296            3,343
Canadian Dollar,
  settling 6/07/05              2,012          1,643,892          1,601,072           42,820
Euro,
  settling 5/20/05-6/15/05     24,980         33,123,833         32,293,874          829,959
Japanese Yen,
  settling 6/06/05            116,646          1,116,700          1,117,853           (1,153)
Mexican Peso,
  settling 5/02/05-6/02/05     47,821          4,283,382          4,303,156          (19,774)
Norwegian Kroner,
  settling 6/01/05              6,550          1,046,394          1,044,015            2,379
South African Rand,
  settling 5/13/05             38,564          6,254,382          6,342,051          (87,669)
Swedish Krona,
  settling 5/18/05              3,697            515,952            519,764           (3,812)


FINANCIAL FUTURES CONTRACTS SOLD (see Note D)


                   Number        Expiration       Original     U.S. $ Value at      Unrealized
    Type         Contracts         Month            Value      April 30, 2005      Depreciation
--------------------------------------------------------------------------------------------------
U.S. Treasury      315           June 2005       $34,556,486     $35,097,891        $(541,405)
Note 10 yr
Futures


INTEREST RATE SWAP TRANSACTIONS (see Note D)


                                                              Rate Type
                                                     --------------------------
                     Notional                          Payments        Payments       Unrealized
    Swap             Amount          Termination       made by       received by     Appreciation/
Counterparty          (000)              Date          the Fund       the Fund      (Depreciation)
--------------------------------------------------------------------------------------------------
Deutsche Banc      MXN  46,500         1/12/07          5.10%*          10.35%         $ (1,758)
Deutsche Banc      MXN  46,500         1/12/07          9.90%           5.10%*           31,566


* Variable rates are based on the Interbank equilibrium interest rate for Mexican Pesos.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 19


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

(a) Coupon rate adjusts on a predetermined schedule to a rate based on a specific Index. Stated interest rate was in effect at April 30, 2005.

(b) Positions, or a portion thereof, with an aggregate market value of $60,391,237 have been segregated to collateralize forward exchange currency contracts.

(c) Coupon increases periodically based upon a predetermined schedule. Stated interest rate was in effect at April 30, 2005.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to $13,246,727 or 11.9% of net assets.

(e)  Non-income producing security.

(f) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(g)  Security is in default and is non-income producing.

(h) Position, or portion thereof, with an aggregate market value of $791,015 has been segregated to collateralize margin requirements for the open futures contracts.

Glossary of Terms:

FHLB - Federal Home Loan Bank

TBA - (To Be Assigned) Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS - Treasury Inflation Protected Security

Currency Abbreviations:

CAD - Canadian Dollar

EUR - Euros

GBP - Great British Pound

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Kroner

US$ - United States Dollar

ZAR - South African Rand


See notes to financial statements.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2005 (unaudited)


ASSETS
Investments in securities, at value (cost $116,622,380)          $  124,030,062
Cash                                                                    372,621
Foreign cash, at value (cost $43,031)                                   205,411
Receivable for investment securities sold and foreign
  currency contracts                                                  5,463,630
Dividends & interest receivable                                       1,510,770
Unrealized appreciation of forward exchange
  currency contracts                                                    938,804
Receivable for capital stock sold                                       509,648
Receivable for variation margin on futures contracts                     78,749
Unrealized appreciation on interest rate swap contracts                  31,566
                                                                 --------------
Total assets                                                        133,141,261
                                                                 --------------
LIABILITIES
Payable for investment securities purchased                          20,515,420
Payable for capital stock redeemed                                      694,574
Dividends payable                                                       148,607
Unrealized depreciation of forward exchange
  currency contracts                                                    112,408
Distribution fee payable                                                 79,095
Advisory fee payable                                                     47,855
Transfer Agent fee payable                                                7,931
Unrealized depreciation on swap contracts                                 1,758
Accrued expenses and other liabilities                                  142,198
                                                                 --------------
Total liabilities                                                    21,749,846
                                                                 --------------
Net Assets                                                       $  111,391,415
                                                                 ==============
COMPOSITION OF NET ASSETS
Capital stock, at par                                            $       12,832
Additional paid-in capital                                          145,690,869
Distributions in excess of net investment income                     (3,159,313)
Accumulated net realized loss on investment
  and foreign currency transactions                                 (39,010,729)
Net unrealized appreciation of investments
  and foreign currency denominated assets and liabilities             7,857,756
                                                                 --------------
                                                                 $  111,391,415
                                                                 ==============

Calculation of Maximum Offering Price Per Share


                                                   Net Asset Value and:
                                              -----------------------------       Maximum
                                 Shares         Offering       Redemption        Offering
Class        Net Assets       Outstanding        Price           Price            Price *
--------------------------------------------------------------------------------------------------
A           $ 25,760,078        2,967,710            --           $8.68            $9.07
B           $ 71,075,340        8,187,391         $8.68              --               --
C           $ 12,790,102        1,472,886         $8.68              --               --
Advisor     $  1,736,332          200,131         $8.68           $8.68               --
R           $      9,895            1,141         $8.67           $8.67               --
K           $      9,869            1,138         $8.67           $8.67               --
I           $      9,799            1,130         $8.67           $8.67               --



* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 21


                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2005 (unaudited)


INVESTMENT INCOME
Interest (net of foreign taxes withheld
  of $15,134)                                     $  3,522,806
Income from dollar rolls                               164,276
Dividends (net of foreign taxes withheld
  of $188)                                              32,086     $  3,719,168
                                                  ------------
EXPENSES
Advisory fee                                           302,713
Distribution fee -- Class A                             40,753
Distribution fee -- Class B                            395,152
Distribution fee -- Class C                             67,286
Distribution fee -- Class R                                  9
Distribution fee -- Class K                                  4
Custodian                                              100,410
Transfer agency                                         94,102
Administration                                          45,000
Registration                                            40,981
Audit                                                   37,368
Printing                                                36,914
Legal                                                   29,495
Directors' fees                                         11,813
Miscellaneous                                            4,203
                                                  ------------
Total expenses                                       1,206,203
Less: expenses offset arrangement
  (see Note B)                                            (257)
                                                  ------------
Net expenses                                                          1,205,946
                                                                   ------------
Net investment income                                                 2,513,222
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain on:
  Investment transactions                                             2,563,104
  Futures contracts                                                     251,565
  Swap contracts                                                          9,213
  Written options                                                           890
  Foreign currency transactions                                       1,253,103
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                        (4,482,599)
  Futures contracts                                                     (58,700)
  Swap contracts                                                        (37,461)
  Foreign currency denominated
    assets and liabilities                                            1,488,282
                                                                   ------------
Net gain on investment and foreign
  currency transactions                                                 987,397
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $  3,500,619
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  Six Months
                                                     Ended         Year Ended
                                                April 30, 2005     October 31,
                                                 (unaudited)          2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $    2,513,222   $    7,956,745
Net realized gain on investment and
  foreign currency transactions                      4,077,875        1,532,742
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities                (3,090,478)      (1,797,946)
                                                --------------   --------------
Net increase in net assets from
  operations                                         3,500,619        7,691,541

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                             (656,712)      (1,989,480)
  Class B                                           (1,636,439)      (5,169,553)
  Class C                                             (278,823)        (906,665)
  Advisor Class                                        (36,003)         (72,007)
  Class R                                                  (80)              -0-
  Class K                                                  (84)              -0-
  Class I                                                  (87)              -0-

CAPITAL STOCK TRANSACTIONS
Net decrease                                       (18,344,949)     (45,824,945)
                                                --------------   --------------
Total decrease                                     (17,452,558)     (46,271,109)

NET ASSETS
Beginning of period                                128,843,973      175,115,082
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  $(3,159,313) and $(3,064,307),
  respectively)                                 $  111,391,415   $  128,843,973
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 23


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global Strategic Income Trust, Inc. (the "Fund"), was incorporated in the State of Maryland on October 25, 1995 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 25


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provision for federal income or excise taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Advisor Class, Class R, Class K and Class I shares. Advisor Class and Class I shares have no distribution fees.

5. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of .75% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

advisory agreement were amended so that the advisory fee was reduced to an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis 1.90%, 2.60%, 2.60%, 1.60%, 2.10%, 1.85% and 1.60%
of the daily average net assets for the Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. For the six months ended April 30, 2005, there were no fees waived by the Adviser.

Effective January 1, 2004, through September 6, 2004, in contemplation of the final agreement with Office of the New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate as discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the Advisory Agreement, the Fund paid $45,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2005.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $38,637 for the six months ended April 30, 2005.

For the six months ended April 30, 2005, the Fund's expenses were reduced by $257 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,600 from the sale of Class A shares and received $588, $53,078 and $1,467 in contingent deferred sales charges imposed upon redemption by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2005.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to the Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares, .50% of the Fund's average daily net assets attributable to Class R shares and .25% of the Fund's average daily net assets attributable to Class K shares.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 27


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

There are no distribution and servicing fees on the Class I and Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $8,947,486, $1,411,105, $13, and $9 for Class B, Class C, Class R and Class K shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal period for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2005, were as follows:

                                                   Purchases          Sales
                                                ==============   ==============
Investment securities (excluding
  U.S. government securities)                   $   82,896,708   $  104,049,188
U.S. government securities                           8,985,362       10,319,927


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts and swap contracts) are as follows:

Gross unrealized appreciation                                    $    9,487,169
Gross unrealized depreciation                                        (2,079,487)
                                                                 --------------
Net unrealized appreciation                                      $    7,407,682
                                                                 ==============

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the future contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

3. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 29


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

4. Swap Agreements

The Fund may enter into swaps to hedge its exposure to foreign currency interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or currencies.

As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swaps contracts on the statements of operations. Prior to November 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

The Fund may enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract") or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Fund to buy/(sell) from/(to) the counterparty at the notional amount (the "Notional Amount") and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract ("Maximum Payout Amount"). During the term of the swap agreement, the Fund receives/(pays) semi-annual fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

At April 30, 2005, the Fund had no Sale Contracts outstanding.

In certain circumstances, the Fund may hold Sale Contracts on the same referenced obligation and with the same counterparty it has purchased credit protection, which may reduce its obligation to make payments on Sale Contracts, if a credit event occurs. The Fund had no Buy Contracts outstanding as of April 30, 2005.

5. Dollar Rolls

The Fund may enter into dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund's simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques and may be considered to be borrowings by the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 31


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE E

Capital Stock

There are 21,000,000,000 shares of $0.001 par value capital stock authorized, divided into seven classes, designated Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                         Ended      Year Ended        Ended        Year Ended
                    April 30, 2005  October 31,  April 30, 2005    October 31,
                      (unaudited)      2004        (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold              300,743       393,391    $  2,612,742    $  3,409,621
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               50,290       165,212         441,185       1,427,219
-------------------------------------------------------------------------------
Shares converted
  from Class B           131,141       302,546       1,146,387       2,599,487
-------------------------------------------------------------------------------
Shares redeemed         (924,244)   (1,733,499)     (8,098,073)    (14,953,806)
-------------------------------------------------------------------------------
Net decrease            (442,070)     (872,350)   $ (3,897,759)   $ (7,517,479)
===============================================================================

Class B
Shares sold              244,953       660,862    $  2,109,884    $  5,754,392
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              111,678       382,569         979,934       3,307,819
-------------------------------------------------------------------------------
Shares converted
  to Class A            (131,130)     (302,466)     (1,146,387)     (2,599,487)
-------------------------------------------------------------------------------
Shares redeemed       (1,814,124)   (4,305,485)    (15,870,840)    (37,142,352)
-------------------------------------------------------------------------------
Net decrease          (1,588,623)   (3,564,520)   $(13,927,409)   $(30,679,628)
===============================================================================

Class C
Shares sold               74,960       204,616    $    657,089    $  1,783,908
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               17,714        58,582         155,450         507,491
-------------------------------------------------------------------------------
Shares redeemed         (251,511)   (1,078,222)     (2,207,635)     (9,339,977)
-------------------------------------------------------------------------------
Net decrease            (158,837)     (815,024)   $ (1,395,096)   $ (7,048,578)
===============================================================================


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                         Ended      Year Ended        Ended        Year Ended
                   April 30, 2005   October 31,  April 30, 2005    October 31,
                      (unaudited)      2004        (unaudited)        2004
                     ------------  ------------  --------------  --------------
Advisor Class
Shares sold              123,479         1,846    $  1,084,493    $     16,225
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                3,340         6,760          29,278          58,346
-------------------------------------------------------------------------------
Shares redeemed          (30,951)      (75,772)       (268,628)       (653,831)
-------------------------------------------------------------------------------
Net increase
  (decrease)              95,868       (67,166)   $    845,143    $   (579,260)
===============================================================================

                   March 1, 2005(a)             March 1, 2005(a)
                          to                          to
                   April, 30, 2005               April, 30, 2005
                     (unaudited)                  (unaudited)
                     ------------                --------------
Class R
Shares sold                1,141                  $     10,100
--------------------------------------------------------------
Shares redeemed               -0-                           -0-
--------------------------------------------------------------
Net increase               1,141                  $     10,100
==============================================================

Class K
Shares sold                1,138                  $     10,072
--------------------------------------------------------------
Shares redeemed               -0-                           -0-
--------------------------------------------------------------
Net increase               1,138                  $     10,072
==============================================================

Class I
Shares sold                1,130                  $     10,000
--------------------------------------------------------------
Shares redeemed               -0-                           -0-
--------------------------------------------------------------
Net increase               1,130                  $     10,000
==============================================================

(a)  Commencement of distributions


NOTE F

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 33


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2005.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ended October 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2004 and October 31, 2003 were as follows:

                                                 2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $    8,137,705   $    6,599,292
                                            --------------   --------------
Total taxable distributions                      8,137,705        6,599,292
Tax return of capital                                   -0-       5,226,955
                                            --------------   --------------
Total distributions paid                    $    8,137,705   $   11,826,247
                                            ==============   ==============


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $  (46,940,781)(a)
Unrealized appreciation/(depreciation)                           11,905,763(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $  (35,035,018)(c)
                                                             ==============

(a) On October 31, 2004 the Fund had a net capital loss carryforward of $43,545,562 of which $19,724,391 expires in the year 2009 and $23,821,171 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carryforwards of $4,529,180. For the year ended October 31, 2004, the cumulative deferred loss on straddles was $3,395,219.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and tax amortization methods for premium.

(c) The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable primarily to dividends payable.


NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 35


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquires described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 37


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                          Class A
                                       ----------------------------------------------------------------------------
                                       Six Months
                                          Ended                          Year Ended December 31,
                                     April 30, 2005 ---------------------------------------------------------------
                                       (unaudited)     2004(a)      2003         2002(b)      2001         2000
                                       -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                     $8.63        $8.65        $7.75        $8.43        $9.53        $9.91

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(c)                    .20          .48(d)       .55          .63          .78          .83
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                              .06          .02          .93         (.67)        (.90)        (.22)
Net increase (decrease) in
  net asset value from
  operations                                .26          .50         1.48         (.04)        (.12)         .61

LESS: DIVIDENDS AND
DISTRIBUTIONS
Dividends from net investment
  income                                   (.21)        (.52)        (.29)        (.52)        (.71)        (.83)
Distributions in excess of
  net investment income                      -0-          -0-          -0-          -0-          -0-        (.16)
Tax return of capital                        -0-          -0-        (.29)        (.12)        (.27)          -0-
Total dividends and distributions          (.21)        (.52)        (.58)        (.64)        (.98)        (.99)
Net asset value, end of
  period                                  $8.68        $8.63        $8.65        $7.75        $8.43        $9.53

TOTAL RETURN
Total investment return based
  on net asset value(e)                    3.01%        5.89%       19.57%        (.50)%      (1.50)%       6.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $25,760      $29,465      $37,043      $38,631      $57,667      $52,561
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                 1.45%(f)     1.43%        1.60%        1.53%        1.45%        1.54%
  Expenses, before
    waivers/reimbursements                 1.45%(f)     1.60%        1.60%        1.53%        1.45%        1.54%
  Net investment income                    4.69%(f)     5.83%(d)     6.50%        7.71%        8.60%        8.32%
Portfolio turnover rate                      71%         106%         155%         268%         304%         321%



See footnote summary on page 44.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 39


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Class B
                                       ----------------------------------------------------------------------------
                                       Six Months
                                          Ended                         Year Ended December 31,
                                    April 30, 2005  ---------------------------------------------------------------
                                       (unaudited)     2004(a)      2003         2002(b)      2001         2000
                                       -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                     $8.63        $8.65        $7.74        $8.42        $9.52        $9.90

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(c)                    .17          .41(d)       .48          .57          .71          .76
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                              .06          .02          .95         (.67)        (.90)        (.23)
Net increase (decrease) in
  net asset value from
  operations                                .23          .43         1.43         (.10)        (.19)         .53

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                   (.18)        (.45)        (.27)        (.47)        (.65)        (.76)
Distributions in excess of
  net investment income                      -0-          -0-          -0-          -0-          -0-        (.15)
Tax return of capital                        -0-          -0-        (.25)        (.11)        (.26)          -0-
Total dividends and
  distributions                            (.18)        (.45)        (.52)        (.58)        (.91)        (.91)
Net asset value, end of period            $8.68        $8.63        $8.65        $7.74        $8.42        $9.52

TOTAL RETURN
Total investment return based
  on net asset value(e)                    2.66%        5.13%       18.89%       (1.23)%      (2.24)%       5.38%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $71,075      $84,385     $115,414     $117,529     $156,948     $118,356
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                 2.17%(f)     2.15%        2.31%        2.24%        2.16%        2.27%
  Expenses, before
    waivers/reimbursements                 2.17%(f)     2.32%        2.31%        2.24%        2.16%        2.27%
  Net investment income                    3.98%(f)     5.12%(d)     5.83%        7.02%        7.85%        7.66%
Portfolio turnover rate                      71%         106%         155%         268%         304%         321%



See footnote summary on page 44.


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        Class C
                                       ----------------------------------------------------------------------------
                                       Six Months
                                          Ended                          Year Ended December 31,
                                     April 30, 2005 ---------------------------------------------------------------
                                       (unaudited)     2004(a)      2003         2002(b)      2001         2000
                                       -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                     $8.64        $8.65        $7.75        $8.43        $9.52        $9.90

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(c)                    .17          .40(d)       .50          .57          .72          .77
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                              .05          .04          .92         (.67)        (.90)        (.24)
Net increase (decrease) in
  net asset value from
  operations                                .22          .44         1.42         (.10)        (.18)         .53

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                   (.18)        (.45)        (.28)        (.47)        (.65)        (.76)
Distributions in excess of
  net investment income                      -0-          -0-          -0-          -0-          -0-        (.15)
Tax return of capital                        -0-          -0-        (.24)        (.11)        (.26)          -0-
Total dividends and
  distributions                            (.18)        (.45)        (.52)        (.58)        (.91)        (.91)
Net asset value, end of
  period                                  $8.68        $8.64        $8.65        $7.75        $8.43        $9.52

TOTAL RETURN
Total investment return based
  on net asset value(e)                    2.54%        5.25%       18.74%       (1.22)%      (2.13)%       5.38%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $12,790      $14,094      $21,175      $20,113      $33,035      $32,345
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                 2.16%(f)     2.14%        2.30%        2.23%        2.15%        2.25%
  Expenses, before
    waivers/reimbursements                 2.16%(f)     2.31%        2.30%        2.23%        2.15%        2.25%
  Net investment income                    3.98%(f)     5.14%(d)     5.81%        7.00%        7.90%        7.68%
Portfolio turnover rate                      71%         106%         155%         268%         304%         321%



See footnote summary on page 44.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 41


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       Advisor Class
                                       ----------------------------------------------------------------------------
                                     Six Months
                                          Ended                           Year Ended December 31,
                                     April 30, 2005 ---------------------------------------------------------------
                                       (unaudited)     2004(a)      2003         2002(b)      2001         2000
                                       -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning
  of period                               $8.63        $8.65        $7.74        $8.43        $9.53        $9.92

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(c)                    .21          .47(d)       .57          .65          .80          .88
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                              .06          .05          .95         (.67)        (.89)        (.25)
Net increase (decrease) in
  net asset value from
  operations                                .27          .52         1.52         (.02)        (.09)         .63

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                   (.22)        (.54)        (.34)        (.54)        (.73)        (.86)
Distributions in excess of
  net investment income                      -0-          -0-          -0-          -0-          -0-        (.16)
Tax return capital                           -0-          -0-        (.27)        (.13)        (.28)          -0-
Total dividends and
  distributions                            (.22)        (.54)        (.61)        (.67)       (1.01)       (1.02)
Net asset value, end of
  period                                  $8.68        $8.63        $8.65        $7.74        $8.43        $9.53

TOTAL RETURN
Total investment return based
  on net asset value(e)                    3.18%        6.21%       20.10%        (.31)%      (1.19)%       6.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $1,736         $900       $1,483       $1,358       $1,350       $2,658
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                 1.16%(f)     1.13%        1.30%        1.24%        1.13%        1.23%
  Expenses, before
    waivers/reimbursements                 1.16%(f)     1.30%        1.30%        1.24%        1.13%        1.23%
  Net investment income                    4.96%(f)     6.15%(d)     6.84%        8.08%        8.81%        8.71%
Portfolio turnover rate                      71%(f)      106%         155%         268%         304%         321%



See footnote summary on page 44.


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                              Class R        Class K        Class I
                                            -----------    -----------    -----------
                                              March 1,       March 1,       March 1,
                                               2005(g)        2005(g)       2005(g)
                                           to April, 30,  to April, 30,  to April, 30,
                                                2005           2005           2005
                                            (unaudited)    (unaudited)    (unaudited)
                                            -----------    -----------    -----------
Net asset value, beginning of period           $8.85          $8.85          $8.85

INCOME FROM INVESTMENT OPERATIONS
Net investment income(c)                         .06            .07            .07
Net realized and unrealized loss on
  investment and foreign currency
  investment transactions                       (.18)          (.19)          (.18)
Net decrease in net asset value
  from operations                               (.12)          (.12)          (.11)

LESS: DIVIDENDS
Dividends from net investment income            (.06)          (.06)          (.07)
Net asset value, end of period                 $8.67          $8.67          $8.67

TOTAL RETURN
Total investment return based on net
  asset value(e)                               (1.22)%        (1.19)%        (1.15)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                                $10            $10            $10
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements(f)                   1.71%          1.42%          1.15%
  Expenses, before
    waivers/reimbursements(f)                   1.71%          1.42%          1.15%
  Net investment income(f)                      4.26%          4.55%          4.80%
Portfolio turnover rate                           71%            71%            71%



See footnote summary on page 44.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 43


                                                           Financial Highlights
-------------------------------------------------------------------------------

 (a) As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effect of this change for the year ended October 31, 2004, was to decrease net investment income per share by $0.001 for Class A, B, C, and Advisor Class and increase net realized and unrealized gain (loss) on investment transactions per share by $0.001 for Class A, B, C, and Advisor Class. Consequently, the ratios of net investment income to average net assets were decreased by 0.20% for Class A, B, C and Advisor Class, respectively.

(b) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $.03, decrease net realized and unrealized loss on investments per share by $.03 for Class A, B, C and Advisor Class, respectively, and decrease the ratio of net investment income to average net assets from 8.03% to 7.71% for Class A, from 7.34% to 7.02% for Class B, from 7.32% to 7.00% for Class C and from 8.40% to 8.08% for Advisor Class. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(c)  Based on average shares outstanding.

(d)  Net of waivers/reimbursement by the Adviser.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of the total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Commencement of distributions.


_______________________________________________________________________________

44 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                             Board of Directors
-------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS(2)

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Paul J. DeNoon, Vice President
Michael L. Mon, Vice President
Douglas J. Peebles, Vice President
Michael Snyder, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian

Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036


(1) Member of the Audit Committee, Governance and Nominating Committee and Independent Directors Committee.

(2) The day-to-day management of and investment decisions for the Fund's portfolio are made by the Global and High Yield Investment Team, comprised of senior Global and High Yield Team members.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 45


Information Regarding the Review and Approval of the Fund's Advisory Agreement

The Fund's disinterested directors (the "directors") unanimously approved the continuance of the Advisory Agreement between the Fund and the Adviser at a meeting held on December14-16, 2004.

In preparation for the meeting, the directors had requested from the Adviser and evaluated extensive materials, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. ("Lipper"). Prior to voting, the directors reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel who are independent of the Adviser and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuance. The directors also discussed the proposed continuance in three private sessions at which only the directors, their independent counsel and the Fund's Independent Compliance Officer were present. In reaching their determinations relating to continuance of the Advisory Agreement, the directors considered all factors they believed relevant, including the following:

1. information comparing the performance of the Fund to other investment companies with similar investment objectives and to an index;

2. the nature, extent and quality of investment, compliance, administrative and other services rendered by the Adviser;

3. payments received by the Adviser from all sources in respect of the Fund and all investment companies in the AllianceBernstein Fund complex;

4. the costs borne by, and profitability of, the Adviser and its affiliates in providing services to the Fund and to all investment companies in the AllianceBernstein Fund complex;

5. comparative fee and expense data for the Fund and other investment companies with similar investment objectives;

6. the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect any economies of scale for the benefit of investors;

7. the Adviser's policies and practices regarding allocation of portfolio transactions of the Fund, including the extent to which the Adviser benefits from soft dollar arrangements;


_______________________________________________________________________________

46 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


8. information about "revenue sharing" arrangements that the Adviser has entered into in respect of the Fund;

9.  portfolio turnover rates of the Fund;

10. fall-out benefits which the Adviser and its affiliates receive from their relationships with the Fund;

11. information about fees charged by the Adviser to other clients with similar investment objectives;

12. the professional experience and qualifications of the Fund's portfolio management team and other senior personnel of the Adviser; and

13.  the terms of the Advisory Agreement.

The directors also considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the funds advised by the Adviser, their overall confidence in the Adviser's integrity and competence they have gained from that experience and the Adviser's responsiveness to concerns raised by them in the past, including the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors.

The directors determined that the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the directors' reaching their determinations to approve the continuance of the Advisory Agreement (including their determinations that the Adviser should continue to be the investment adviser for the Fund, and that the fees payable to the Adviser pursuant to the Advisory Agreement are appropriate) were separately discussed by the directors.

Nature, extent and quality of services provided by the Adviser

The directors noted that, under the Advisory Agreement, the Adviser, subject to the control of the directors, administers the Fund's business and other affairs. The Adviser manages the investment of the assets of the Fund, including making


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 47


purchases and sales of portfolio securities consistent with the Fund's investment objective and policies. The Adviser also provides the Fund with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Fund) and executive and other personnel as are necessary for the Fund's operations. The Adviser pays all of the compensation of directors of the Fund who are affiliated persons of the Adviser and of the officers of the Fund.

The directors also considered that the Advisory Agreement for the Fund provides that the Fund will reimburse the Adviser for the cost of certain clerical, accounting, administrative and other services provided at the Fund's request by employees of the Adviser or its affiliates. These "at no more than cost" reimbursements are approved by the directors on a quarterly basis and result in a higher rate of total compensation from the Fund to the Adviser than the stated fee rates in the Fund's Advisory Agreement.

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement and noted that the scope of services provided had expanded over time as a result of regulatory and other developments. The directors noted that, for example, the Adviser is responsible for maintaining and monitoring its own and, to varying degrees, the Fund's compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The directors considered the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, also were considered. The directors also considered the Adviser's response to recent regulatory compliance issues affecting many of the investment companies in the AllianceBernstein Fund complex. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability to the Adviser

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2002 and 2003. The directors also reviewed a pro forma schedule of the revenues and expenses for calendar 2003 indicating the profitability of the Fund giving effect to the Adviser's waiver of a portion of its advisory fees for the Fund effective January1, 2004. The directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, and noted the Adviser's representation to them that it believed that the methods of allocation used in preparing the profitability information were reasonable and appropriate and that the Adviser had previously discussed with the directors that there is no generally accepted allocation methodology for information of this type.


_______________________________________________________________________________

48 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


The directors recognized that it is difficult to make comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the directors considered the effect of fall-out benefits on the Adviser's expenses, as well as the "revenue sharing" arrangements the Adviser has entered into with certain entities that distribute shares of the Fund. The directors focused on the profitability of the Adviser's relationship with the Fund before taxes and distribution expenses. The directors recognized that the Adviser should generally be entitled to earn a reasonable level of profits for the services it provides to the Fund and, based on their review, concluded that they were satisfied that the Adviser's level of profitability from its relationship with the Fund was not excessive.

Fall-Out Benefits

The directors considered that the Adviser benefits from soft dollar arrangements whereby it receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients, including the Fund. While the Fund does not normally engage in brokerage transactions, the Adviser may benefit from soft dollar arrangements when the Fund purchases securities in fixed price underwritings. They noted that the Adviser makes presentations to the directors regarding its trading practices and brokerage allocation policies, including its policies with respect to soft dollar arrangements, from time to time and had made a special presentation to the directors earlier in 2004 on this subject. The directors noted that the Adviser has represented to them that all of its soft dollar arrangements are consistent with applicable legal requirements including the achievement of best execution. At the special presentation, the directors received and reviewed information concerning the Adviser's soft dollar arrangements, which included a description of the Adviser's policies and procedures with respect to allocating portfolio transactions for brokerage and research services, data on the dollar amount of commissions allocated for third-party research and brokerage services and for proprietary research and brokerage services, and a list of firms providing third-party research and brokerage to the Adviser.

The directors also considered that the Distributor, which is a wholly-owned subsidiary of the Adviser: receives 12b-1 fees from the Fund in respect of classes of shares of the Fund that are subject to the Fund's 12b-1 plan; retains a portion of the 12b-1 fees from the Fund; and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The directors also noted that certain affiliates of the Adviser distribute shares of the Fund and receive compensation in that connection and that a subsidiary of the Adviser provides transfer agency services to the Fund and receives compensation from the Fund for such services.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 49


The directors recognized that the Adviser's profitability would be somewhat lower if it did not receive research for soft dollars or if the Adviser's affiliates did not receive the other benefits described above. The directors believe that the Adviser derives reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed comparative performance information for the Fund at each regular Board meeting during the year. At the meeting, the directors reviewed information showing performance of the Fund compared to other funds in the Lipper Multi-Sector Income Average as of October31, 2004 over the year to date ("YTD"), 1-, 3- and 5-year and since-inception periods (inception January 1996) and compared to the Lehman Brothers Global Aggregate Bond Index. The directors noted that the Fund's recent investment performance was poor compared to the Lipper median although its performance for the since-inception period had been in the first quartile. Based on their review and their discussion of the reasons for the Fund's recent underperformance with the Adviser, the directors retained confidence in the Adviser's ability to continue to advise the Fund and concluded that the Fund's investment performance was understandable. The directors informed the Adviser that they planned to closely monitor the Fund's performance.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Lipper concerning fee rates paid by other funds in the same Lipper category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The directors were informed by the Adviser that it did not offer its institutional clients the investment strategy used by the Fund. The directors reviewed the Adviser's fee schedule for providing other fixed income strategies to institutional clients and noted that such schedule had much lower breakpoints than the fee schedule in the Fund's Advisory Agreement. The directors also noted that the application of such fee schedule to the level of assets of the Fund would result in a fee rate that would be significantly lower than that in the Fund's Advisory Agreement. The directors noted that the Adviser may, in some cases, negotiate lower fee rates than those reviewed by the directors.

The Adviser reviewed with the directors the significant differences in the scope of services it provides to institutional clients and to the Fund. For example, the Advisory Agreement requires the Adviser to provide, in addition to investment advice, office facilities and officers (including officers to provide required certifications). The Adviser also coordinates the provision of services to the Fund by


_______________________________________________________________________________

50 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


nonaffiliated service providers and is responsible for the compensation of the Fund's Independent Compliance Officer. The provision of these non-advisory services involves costs and exposure to liability. The Adviser explained that these services normally are not provided to non-investment company clients or to investment company clients when the Adviser acts in a pure sub-advisory capacity, and that fees charged to the Fund reflect the costs and risks of the additional obligations. The Adviser also noted that since the Fund is constantly issuing and redeeming its shares, it is more difficult to manage than an institutional account, where the assets are relatively stable. In light of these facts, the directors did not place significant weight on these fee comparisons.

The directors also considered the total expense ratio of the Fund in comparison to the fees and expenses of funds within the relevant Lipper category. The expense ratio of the Fund was based on the Fund's latest fiscal year expense ratio, adjusted for the new lower advisory fees implemented in January 2004. The directors recognized that the expense ratio information for the Fund potentially reflected on the Adviser's provision of services, as the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the expense ratios of some funds in the Fund's Lipper category also were lowered by waivers or reimbursements by those funds' investment advisers, which in some cases were voluntary and perhaps temporary.

The information reviewed by the directors showed that the Fund's at current size contractual effective fee rate of 50basis points was below both the Lipper average and the Lipper median. The directors noted that the latest fiscal year administrative expense reimbursement by the Fund pursuant to the Advisory Agreement was sevenbasis points. The directors also noted that the Fund's expense ratio was somewhat above the Lipper median. The directors noted that the Fund's assets were less than $140 million and that its expense ratio would be favorably impacted should assets increase, and concluded that the Fund's expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints so that if assets were to increase over the breakpoint levels, the fee rates would be reduced on the incremental assets. The directors recognized that there is no direct relationship between the economies of scale realized by funds and any realized by the Adviser as assets increase, largely because economies of scale are realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors do not believe there is a uniform methodology for establishing breakpoints that give effect to fund-specific services provided by the Adviser and to the economies of scale that the Adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect the Fund's operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund,


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 51


there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its adviser's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different advisers have different cost structures and service models, it is difficult to draw meaningful conclusions from the comparison of a fund's advisory fee breakpoints with those of comparable funds. The directors also noted that the advisory agreements for many competitor funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund's breakpoint arrangements established a reasonable basis for realizing economies of scale.


_______________________________________________________________________________

52 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund will merge into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 53


ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (R)
Investment Research and Management


GSIFSR0405


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:


EXHIBIT NO.     DESCRIPTION OF EXHIBIT
-----------     ----------------------

11 (b) (1)      Certification of Principal Executive Officer Pursuant to
                Section 302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)      Certification of Principal Financial Officer Pursuant to
                Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the
                Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Strategic Income Trust, Inc.

By:   /s/ Marc O. Mayer
      ---------------------
      Marc O. Mayer
      President

Date: June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      ---------------------
      Marc O. Mayer
      President

Date: June 29, 2005


By:   /s/ Mark D. Gersten
      ---------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: June 29, 2005